Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash		$ 0	$ 0
Total Assets		0	0
Current Liabilities
Accounts payable	120,657	145,822	149,794
Accrued expenses	15,746	44,000	251,132
Due to related party	35,000	103,000
Notes payable	548,793	534,478	332,332
Total Current Liabilities	720,196	827,300	733,258
Stockholders' Deficit
Common Stock, 1,000,000,000 shares authorized, $0.001 par value 75,918,825, 13,918,825 and 918,825 issued and outstanding, respectively	75,919	13,919	919
Additional Paid-in Capital	4,535,075	4,473,075	4,473,075
Foreign Currency Translation	(4,461)	(4,089)	(7,222)
Deficit Accumulated During the Development Stage	(5,326,729)	(5,310,205)	(5,200,030)
Total Stockholders' Deficit	(720,196)	(827,300)	(733,258)
Total Liabilities and Stockholders' Deficit		$ 0	$ 0